IMPAIRMENT OF EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
7. IMPAIRMENT OF EXPLORATION AND EVALUATION ASSETS

The Company reviews the carrying amounts of its long-term assets at each consolidated statement of financial position date to determine whether there is any indication that those assets are impaired.

Based on the assessment performed at, and throughout the years ended, January 31, 2018 and 2017, there were no impairments or write-offs during the year.

During the year ended January 31, 2016, the Company determined that the six lode mining claims that were leased under the Breckon Lease June Claims were insignificant to the property and did not warrant additional expenditure for lease payments and claims maintenance. The value attributed to the claims of $212,519 was written-off as a charge to operations and is included in net loss in 2016.